UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4395

Legg Mason Partners Municipal Funds

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-451-2010

Date of fiscal year end: March 31,
Date of reporting period: June 30, 2006

LEGG MASON PARTNERS MUNICIPAL
FUNDS

FORM N-Q
JUNE 30, 2006

ITEM 1.	SCHEDULE OF INVESTMENTS

California Money Market Portfolio

Schedule of Investments (unaudited)		June 30, 2006
Face Amount	Rating‡	Security	Value
SHORT-TERM INVESTMENTS — 110.2%
Education — 10.6%
		ABAG Finance Authority for Nonprofit Corp.:
$5,000,000	A-1+	Francis Parker School Project, LOC-Bank of New York, 3.940%, 7/6/06 (a)	$5,000,000
14,595,000	VMIG1(b)	Valley Christian Schools, LOC-Bank of America, 3.950%, 7/6/06 (a)	14,595,000
2,065,000	VMIG1(b)	Alvord, CA, USD, Finance Corp. COP, Refinance Project, LOC-KBC Bank,
		3.950%, 7/6/06 (a)	2,065,000
		California EFA, Revenue:
6,260,000	A-1+	Refunding, Stanford University, Series L-3, 3.850%, 7/5/06 (a)	6,260,000
3,000,000	VMIG1(b)	University of San Francisco, Series B, LOC-Bank of America, 3.950%,
		7/5/06 (a)	3,000,000
29,850,000	SP-1+	California Schools, Cash Reserve Program Authority, Series A, AMBAC-
		Insured, 4.000% due 7/6/06	29,853,297
1,100,000	VMIG1(b)	California Statewide CDA Revenue, Concordia University Project, Series A,
		LOC-U.S. Bank, 3.920%, 7/3/06 (a)	1,100,000
2,160,000	A-1+	Carlsbad, CA, USD, COP, School Facility Bridge Funding Program, FSA-
		Insured, BPA-Wachovia Bank, 3.920%, 7/6/06 (a)	2,160,000
14,265,000	VMIG1(b)	Fontana, CA, USD, COP, School Facility Bridge Funding Program, FSA-
		Insured, SPA-Dexia Credit Local, 3.920%, 7/6/06 (a)	14,265,000
15,000,000	A-1+	Hesperia, CA, USD, COP, Interim School Funding Program, FSA-Insured,
		SPA-Dexia Credit Local, 3.940%, 7/6/06 (a)	15,000,000
8,410,000	VMIG1(b)	Long Beach, CA, USD, COP, Capital Improvement Refunding Project,
		AMBAC Insured, SPA-Dexia Credit Local, 3.970%, 7/6/06 (a)	8,410,000
4,300,000	A-1+	Paramount, CA, USD, School Facility Bridge Funding Program, FSA-Insured,
		BPA-Wachovia Bank, 3.920%, 7/6/06 (a)	4,300,000
14,380,000	A-1+	Puerto Rico Industrial Tourist Educational, Medical & Environmental
		Cultural Facilities, Series 235, PART, MBIA-Insured, LIQ-JPMorgan
		Chase, 3.960%, 7/6/06 (a)	14,380,000
2,600,000	A-1+	Riverside, CA, USD, COP, School Facility Bridge Funding Program, FSA-
		Insured, BPA-Wachovia Bank, 3.920%, 7/6/06 (a)	2,600,000
3,190,000	A-1+	San Gabriel, CA, USD, COP, School Facility Bridge Funding Program, FSA-
		Insured, BPA-Wachovia Bank, 3.920%, 7/6/06 (a)	3,190,000
20,000,000	A-1+	San Mateo, CA, USD, COP, School Facility Bridge Funding Program, FSA-
		Insured, SPA-Dexia Credit Local, 3.920%, 7/6/06 (a)	20,000,000
5,800,000	VMIG1(b)	Santa Ana, CA, USD, COP, LOC-BNP Paribas, 3.920%, 7/5/06 (a)	5,800,000
1,585,000	VMIG1(b)	Santa Maria, CA, Joint Unified High School District, COP, Series A, LOC-
		Bank of America, 3.950%, 7/6/06 (a)	1,585,000
1,930,000	A-1+	Southern Kern, CA, USD, COP, Weekly Building Program, Series A, FSA-
		Insured, SPA-Wachovia Bank, 3.920%, 7/6/06 (a)	1,930,000
		University of California Board of Regents, Series A, TECP:
18,000,000	A-1+	3.550% due 7/7/06	18,000,000
12,500,000	A-1+	3.550% due 7/12/06	12,500,000
		University of California Revenue, TECP:
10,000,000	A-1+	3.320% due 7/10/06	10,000,000
7,000,000	A-1+	3.520% due 8/9/06	7,000,000
13,200,000	A-1+	3.460% due 8/10/06	13,200,000
20,000,000	A-1+	3.330% due 9/8/06	20,000,000
7,000,000	A-1+	3.360% due 9/8/06	7,000,000
8,700,000	A-1+	William S. Hart Unified High School District, COP, School Facility Bridge
		Funding Program, FSA-Insured, SPA-Wachovia Bank, 3.920%, 7/6/06 (a)	8,700,000
		Total Education	251,893,297
Finance — 7.5%
18,755,000	A-1	California Infrastructure & Economic Development Bank Revenue, ISO,
		Series A, AMBAC-Insured, BPA-Bank of America, JPMorgan Chase,
		3.950%, 7/5/06 (a)	18,755,000
31,150,000	A-1	California State Economic Recovery, Series C-7, 3.880%, 7/3/06 (a)	31,150,000

See Notes to Schedule of Investments. 1

California Money Market Portfolio

Schedule of Investments (unaudited) (continued)		June 30, 2006

Face Amount	Rating‡	Security	Value
Finance — 7.5% (continued)
		California State Economic Recovery Bonds:
$7,725,000	A-1+	Series C-04, SPA-JPMorgan Chase, 3.930%, 7/3/06 (a)	$7,725,000
5,800,000	A-1+	Series C-08, ST GTD-Insured, LOC-Lloyds TSB Bank, 3.910%, 7/3/06 (a)	5,800,000
21,730,000	A-1+	Series C-10, LOC-BNP Paribas, 3.920%, 7/5/06 (a)	21,730,000
29,702,000	A-1+	Series C-11, LOC-BNP Paribas, 3.900%, 7/5/06 (a)	29,702,000
2,325,000	A-1+	Series C-16, FSA-Insured, SPA-Dexia Credit Local, 3.950%, 7/5/06 (a)	2,325,000
1,250,000	A-1+	Los Angeles County, CA, Capital Asset Lease Corp., TECP, LOC-Bayerische
		Landesbank, JPMorgan Chase, Westdeusche Landesbank, 3.620% due
		8/2/06	1,250,000
		Puerto Rico, Infrastructure Financing Authority, MSTC, Class A:
19,995,000	A-1	Series 2000-103, PART, LIQ-Bear Stearns, 3.960%, 7/5/06 (a)(c)	19,995,000
19,995,000	A-1	Series 2000-106, PART, LIQ-Bear Stearns, 3.960%, 7/5/06 (a)(c)	19,995,000
4,850,000	A-1	Puerto Rico, MFA, Floats PA 610R, FSA-Insured, SPA-Merrill Lynch,
		3.960%, 7/6/06 (a)	4,850,000
2,765,000	VMIG1(b)	Puerto Rico, Public Finance Corp., Series 522X, MBIA-Insured, PART, LIQ-
		Morgan Stanley, 3.970%, 7/6/06 (a)	2,765,000
11,090,000	A-1	South Orange County CA, Public Finance Authority MSTC, Series 2030,
		Class A, PART, FSA-Insured, LIQ-Bear Stearns, 3.990%, 7/5/06 (a)(c)	11,090,000
		Total Finance	177,132,000
General Obligation — 6.0%
		California State, GO:
4,800,000	A-1+	MSTC PART, Series SGA 119, LIQ-Societe Generale, FGIC-Insured,
		3.980%, 7/3/06 (a)	4,800,000
2,000,000	A-1+	Series A, Subordinated Series A-3, LOC-Bank of America, 3.930%,
		7/5/06 (a)	2,000,000
7,400,000	A-1+	Series A-2, LOC-JPMorgan Chase, Westdeutsche Landesbank, 3.880%,
		7/3/06 (a)	7,400,000
19,900,000	A-1	Series B, Subordinated Series B-6, LOC-KBC Bank, 3.920%, 7/3/06 (a)	19,900,000
5,700,000	A-1+	Series C-4, LOC-Landesbank Hessen-Thurigen, Bank of America, Bank
		of Nova Scotia, 3.940%, 7/6/06 (a)	5,700,000
		TECP:
5,000,000	A-1	3.580% due 8/1/06	5,000,000
25,000,000	A-1	BPA-Bank of Nova Scotia, KBC Bank, Lloyds Bank PLC, Royal
		Bank of Scotland, Societe Generale, National Australia Bank,
		3.300% due 8/8/06	25,000,000
11,000,000	A-1	BPA-Bank of Nova Scotia, KBC Bank, Lloyds Bank, National
		Australia Bank, Royal Bank of Scotland, 3.400% due 8/15/06	11,000,000
15,000,000	A-1	BPA-Bank of Nova Scotia, KBC Bank, Lloyds Bank, Royal Bank of
		Scotland, Societe Generale, National Australia Bank, 3.550% due
		9/12/06	15,000,000
1,100,000	A-1	Los Angeles CA, USD, MSTC, Series D, PART, FGIC-Insured, LIQ-Bear
		Stearns, 3.980%, 7/3/06 (a)(c)	1,100,000
9,285,000	A-1	Los Angeles County, CA, GO, MSTC, Series 9004, PART, FGIC-Insured,
		LIQ-Bear Stearns, 3.990%, 7/5/06 (a)(c)	9,285,000
12,470,000	VMIG1(b)	Palo Alto, CA, GO, USD, MERLOT, Series R, PART, FGIC-Insured, SPA-
		Wachovia Bank, 4.000%, 7/5/06 (a)	12,470,000
22,565,000	A-1+	San Diego, CA, GO, USD, MSTC, SGA-120, PART, MBIA-Insured, LIQ-
		Societe Generale, 3.990%, 7/5/06 (a)	22,565,000
		Total General Obligation	141,220,000
Hospitals — 9.1%
		California Health Facilities Finance Authority:
4,100,000	VMIG1(b)	Adventist Health System, Series A, LOC-Wachovia Bank, 3.960%,
		7/3/06 (a)	4,100,000
44,110,000	A-1+	Health Facility, Catholic Healthcare, Series K, LOC-Bank of America,
		3.950%, 7/5/06 (a)	44,110,000

See Notes to Schedule of Investments. 2

California Money Market Portfolio

Schedule of Investments (unaudited) (continued)		June 30, 2006

Face Amount	Rating‡	Security	Value
Hospitals — 9.1% (continued)
$9,700,000	A-1+	Revenue, Sutter/CHS, Series B, AMBAC-Insured, SPA-KBC Bank,
		3.880%, 7/3/06 (a)	$9,700,000
1,540,000	A-1+	Scripps Health, Series A, LOC-Bank One, 3.950%, 7/5/06 (a)	1,540,000
20,415,000	A-1+	Sisters of Charity Health Systems, 3.950%, 7/5/06 (a)	20,415,000
28,645,000	A-1+	Southern California Presbyterian Homes, MBIA-Insured, SPA-Bank of
		America, 3.960%, 7/5/06 (a)	28,645,000
		California Statewide CDA Revenue COP:
4,470,000	A-1+	House Ear Institute, LOC-JPMorgan Chase, 3.930%, 7/3/06 (a)	4,470,000
5,000,000	VMIG1(b)	Series E, FSA-Insured, SPA-Wachovia Bank, 4.000%, 7/5/06 (a)	5,000,000
10,375,000	VMIG1(b)	Delano, CA, COP, Delano Regional Medical Center, LOC-Comerica Bank,
		3.970%, 7/6/06 (a)	10,375,000
69,740,000	A-1+	Fresno, CA, Revenue, Trinity Health Credit, Series C, SPA- Landesbank
		Hessen-Thuringen, 3.920%, 7/6/06 (a)	69,740,000
16,800,000	A-1+	Torrance, CA, Hospital Revenue, Little Co. of Mary Hospital, LOC-
		JPMorgan Chase, 3.960%, 7/6/06 (a)	16,800,000
		Total Hospitals	214,895,000
Housing: Multi-Family — 16.1%
6,180,000	A-1+	Anaheim, CA, Housing Authority MFH Revenue, Park Vista Apartments,
		FHLMC-Collateralized, LIQ-FHMLC, 3.960%, 7/5/06 (a)(d)	6,180,000
20,000,000	A-1+	California HFA, Home Mortgage, Series U, FSA-Insured, 4.050%, 7/3/06 (a)(d)	20,000,000
22,845,000	A-1+	California HFA Revenue, MFH III, Series E, SPA-FNMA, 4.000%, 7/5/06 (a)(d)	22,845,000
		California Statewide CDA, MFH Revenue:
19,305,000	A-1+	Arbor Ridge Apartments, Series X, LIQ-Fannie Mae, 3.970%, 7/6/06 (a)(d)	19,305,000
3,415,000	A-1+	Breezewood Apartments, Series F-1, FNMA-Insured, LIQ-FNMA,
		3.960%, 7/6/06 (a)(d)	3,415,000
5,665,000	A-1+	Oakmont of Danville-Sunrise Project, Series A, LIQ-FNMA, 3.960%,
		7/6/06 (a) (d)	5,665,000
1,141,000	VMIG1(b)	Clipper Tax Exempt COP, Series 98-9, PART, SPA-State Street Bank & Trust
		Co., 4.050%, 7/6/06 (a)(d)	1,141,000
12,200,000	A-1+	Contra Costa County, CA, MFH Revenue, Park Regency LLC, Series F, LIQ-
		FNMA, 3.980%, 7/6/06 (a)(d)	12,200,000
6,955,000	A-1+	Corona, CA, MFH Revenue, Housing Country Hills Project, Series B,
		FHLMC-Collateralized, 3.900%, 7/6/06 (a)	6,955,000
10,700,000	A-1+	Daly City, CA, HFA, Multifamily Revenue, Refunding, Serramonte Del Rey,
		Series A,, 3.900%, 7/6/06 (a)	10,700,000
9,800,000	A-1+	Fremont, CA, MFH Revenue, Treetops Apartments, Series A, FNMA-
		Collateralized, 3.960%, 7/6/06 (a)(d)	9,800,000
6,150,000	A-1+	Fresno, CA, MFH Revenue, Heron Pointe Apartments, Series A, FNMA-
		Insured, LIQ-FNMA, 3.900%, 7/6/06 (a)	6,150,000
1,750,000	A-1+	Livermore, CA, MFH Revenue, Diablo Vista Apartments, LIQ-FNMA,
		3.910%, 7/5/06 (a)	1,750,000
		Los Angeles County, CA:
		Housing Authority MFH Revenue:
7,730,000	A-1+	Park Sierra, Series A, LIQ-FHLMC, 3.950%, 7/3/06 (a)	7,730,000
4,300,000	A-1+	Sand Canyon, Series F, LIQ- FHLMC, 3.950%, 7/6/06 (a)	4,300,000
9,996,000	VMIG1(b)	Studio Colony, Series C, LOC-Bank One, 3.910%, 7/6/06 (a)	9,996,000
400,000	A-1+	Multi-Family Mortgage Revenue, Valencia Housing Project, Series C,
		FNMA-Insured, LIQ-FHLMC, 3.900%, 7/4/06 (a)	400,000
20,500,000	A-1+	Milpitas, CA, MFH Revenue, Crossing at Montague, Series A, LIQ-FNMA,
		3.960%, 7/6/06 (a)(d)	20,500,000
		Orange County, CA, Apartment Development Revenue:
13,600,000	VMIG1(b)	Capistrano Pointe, Series A, FHLMC-Collateralized, 3.910%, 7/6/06 (a)	13,600,000
16,500,000	VMIG1(b)	Foothill Oaks Apartments, FHLMC-Collateralized, 3.960%, 7/6/06 (a)(d)	16,500,000
23,500,000	A-1+	Ladera Apartments, Series 2-B, LIQ-FNMA, 3.960%, 7/6/06 (a)(d)	23,500,000

See Notes to Schedule of Investments. 3

California Money Market Portfolio

Schedule of Investments (unaudited) (continued)		June 30, 2006

Face Amount	Rating‡	Security	Value
Housing: Multi-Family — 16.1% (continued)
		WLCO LF Partners, Issue G:
$17,500,000	A-1+	Series 2, FNMA, 3.910%, 7/6/06 (a)	$17,500,000
7,500,000	A-1+	Series 3, FNMA, 3.910%, 7/6/06 (a)	7,500,000
19,900,000	A-1+	Pasadena, CA, CDA MFH Revenue, Holly Street Apartment, Series A,
		FNMA-Collateralized, 3.970%, 7/6/06 (a)(d)	19,900,000
15,780,000	VMIG1(b)	Richmond, CA, RDA MFH Revenue, Summit Hilltop, Series A, LIQ-FNMA,
		3.910%, 7/6/06 (a)	15,780,000
6,000,000	A-1+	Rohnert Park, CA, MFH Revenue, Crossbrook Apartments, Series A,
		3.910%, 7/5/06 (a)	6,000,000
		Sacramento County, CA, Housing Authority MFH Revenue:
6,000,000	A-1+	Ashford, Series D, FNMA, 3.910%, 7/6/06 (a)	6,000,000
6,400,000	A-1+	River Apartments, Series C, LIQ-FNMA, 3.910%, 7/6/06 (a)	6,400,000
		San Francisco, CA, City & County RDA MFH, Fillmore Center:
10,600,000	A-1+	A-1, LIQ-FHLMC, 3.950%, 7/5/06 (a)	10,600,000
9,775,000	A-1+	B-1, LIQ-FHLMC, 3.950%, 7/5/06 (a)	9,775,000
5,750,000	A-1+	B-2, LIQ-FHLMC, 3.960%, 7/5/06 (a)(d)	5,750,000
		San Jose, CA, MFH Housing Revenue:
14,600,000	A-1+	Cinnabar Commons, Series C, LOC-Bank of America, 3.970%, 7/6/06 (a)(d)	14,600,000
9,580,000	VMIG1(b)	Fairway Glen, Series A, LIQ-FNMA, 3.970%, 7/6/06 (a)	9,580,000
4,900,000	VMIG1(b)	Foxchase, Series B, LIQ-FNMA, 3.970%, 7/6/06 (a)	4,900,000
16,050,000	VMIG1(b)	Refunding, Kimberly Woods Apartments, Series A, LIQ-FHLMC,
		3.910%, 7/6/06 (a)	16,050,000
7,700,000	A-1+	Santa Cruz County, CA, Housing Authority MFH Revenue, Paloma Del Mar
		Apartments, Series A, LOC-Wells Fargo Bank, 3.940%, 7/5/06 (a)	7,700,000
		Total Housing: Multi-Family	380,667,000
Housing: Single Family — 3.8%
		California HFA, Home Mortgage:
2,900,000	A-1+	Series A, SPA-Dexia Credit Local, 4.000%, 7/5/06 (a)(d)	2,900,000
15,995,000	A-1+	Series D, LIQ-Westdeutsche Landesbank, Bayerische Landesbank,
		4.020%, 7/5/06 (a)(d)	15,995,000
5,325,000	A-1+	Series M, SPA-Bank of America, 4.000%, 7/3/06 (a)(d)	5,325,000
8,470,000	A-1+	Series N, FSA-Insured, SPA-Bank of New York, 4.000%, 7/3/06 (a)(d)	8,470,000
7,605,000	A-1+	California HFA Revenue, Home Mortgage, Series J, FSA-Insured, LIQ-
		Lloyds TSB Bank PLC, 4.040%, 7/3/06 (a)(d)	7,605,000
28,725,000	A-1+	California Housing Finance Agency Revenue, Series N, 4.020%, 7/5/06 (a)(d)	28,725,000
		California State Department of Veterans Affairs:
15,000,000	VMIG1(b)	Home Purchase Revenue, Series A, Subordinated Series A-2, SPA-State
		Street Bank & Trust Co., 3.920%, 7/6/06 (a)	15,000,000
2,520,000	A-1	MSTC, Series 1998-47, Class A, PART, AMBAC-Insured, LIQ-Bear
		Stearns, 3.990%, 7/5/06 (a)(c)(d)	2,520,000
2,500,000	A-1+	Upland, CA, Apartment Development Revenue, Refunding Mountain Springs,
		Series A, LIQ-FNMA, 3.910%, 7/6/06 (a)	2,500,000
		Total Housing: Single Family	89,040,000
Industrial Development — 1.1%
11,100,000	A-1+	California Infrastructure & Economic Development Bank Industrial Revenue,
		Rand Corp., Series B, AMBAC-Insured, SPA-JPMorgan Chase, 3.890%,
		7/3/06 (a)	11,100,000
		California Infrastructure & Economic Development Bank Revenue:
3,960,000	A-1+	Asian Art Museum Foundation, MBIA-Insured, SPA-JPMorgan Chase,
		3.930%, 7/3/06 (a)	3,960,000
2,400,000	A-1+	Roller Bearing Co. of America, LOC-Wachovia Bank, 4.170%, 7/5/06 (a)(d)	2,400,000
		California Statewide CDA:
1,900,000	A-1+	A&B Die Casting Corp., Series A, LOC-Bank of America, 4.020%,
		7/6/06 (a) (d)	1,900,000

See Notes to Schedule of Investments. 4

California Money Market Portfolio

Schedule of Investments (unaudited) (continued)		June 30, 2006

Face Amount	Rating‡	Security	Value
Industrial Development — 1.1% (continued)
$4,000,000	A-1+	MFH Revenue, Aegis of Aptos Project, Series Y, FNMA-Collateralized,
		3.960%, 7/6/06 (a)(d)	$4,000,000
1,900,000	NR	Riverside County, CA, IDA Revenue, Rockwin Corp. Project, Series II, LOC-
		Royal Bank of Canada, 4.020%, 7/5/06 (a)	1,900,000
		Total Industrial Development	25,260,000
Life Care Systems — 1.0%
6,070,000	VMIG1(b)	ABAG Finance Authority for Nonprofit Corp. California Revenue, Pathways
		Home Health Hospice, LOC-U.S. Bank, 3.960%, 7/6/06 (a)	6,070,000
3,600,000	A-1+	Antelope Valley, CA, Health Care District, Revenue, Series A, LOC-
		JPMorgan Chase, 3.950%, 7/6/06 (a)	3,600,000
13,050,000	A-1	California Statewide Community Development Corp., COP, Covenant
		Retirement Communities, LOC-LaSalle National Bank, 3.920%, 7/6/06 (a)	13,050,000
		Total Life Care Systems	22,720,000
Miscellaneous — 6.3%
3,000,000	A-1+	ABAG Finance Authority for Nonprofit Corp., Revenue, Institute Defense
		Analyses, AMBAC-Insured, SPA-Wachovia Bank, 3.950%, 7/6/06 (a)	3,000,000
10,000,000	A-1+	California Infrastructure & Economic Development Bank Revenue, Academy
		of Motion Pictures, AMBAC-Insured, SPA-JPMorgan Chase, 3.950%,
		7/6/06 (a)	10,000,000
		California Statewide CDA Revenue:
1,485,000	VMIG1(b)	Nonprofits Insurance Alliance, Series A, LOC-Comerica Bank, 3.940%,
		7/6/06 (a)	1,485,000
14,100,000	VMIG1(b)	North Peninsula Jewish Community Center, LOC-Bank of America,
		3.930%, 7/3/06 (a)	14,100,000
		Irvine, CA:
9,520,000	VMIG1(b)	Improvement Board Act of 1915, Assessment District 85-7, FSA-Insured,
		SPA-Dexia Bank, 3.950%, 7/5/06 (a)	9,520,000
4,300,000	VMIG1(b)	Improvement Bond Act of 1915, Assessment District 04-20, Series A,
		LOC-KBC Bank, 3.930%, 7/3/06 (a)	4,300,000
24,850,000	VMIG1(b)	Public Facilities & Infrastructure Authority Lease Revenue, Capital
		Improvement Project, LOC-State Street Bank & Trust Co., 3.950%,
		7/6/06 (a)	24,850,000
10,845,000	VMIG1(b)	Livermore, CA, COP, Refunding, Capital Projects, AMBAC-Insured, SPA-
		Dexia Credit Local, 3.920%, 7/6/06 (a)	10,845,000
		Los Angeles, California Municipal Importation Corp.:
6,500,000	A-1+	3.420% due 8/1/06	6,500,000
15,000,000	A-1+	3.530% due 9/5/06	15,000,000
2,000,000	A-1+	Los Angeles, CA, Convention & Exhibition Center Authority Lease Revenue,
		Series F, SPA-JPMorgan Chase, AMBAC-Insured, 3.930%, 7/5/06 (a)	2,000,000
		Oakland, CA:
17,310,000	A-1+	COP, Capital Equipment Project, LOC-Landesbank Hessen-Thuringen,
		3.950%, 7/5/06 (a)	17,310,000
3,000,000	VMIG1(b)	Revenue, MERLOT, Series M, SPA-Wachovia Bank, AMBAC-Insured,
		4.000%, 7/5/06 (a)	3,000,000
7,000,000	VMIG1(b)	San Bernardino County, CA, COP, Capital Improvement Refining Project,
		LOC-BNP Paribas, 3.920%, 7/6/06 (a)	7,000,000
		Westminster, CA:
2,110,000	A-1+	COP, Civic Center, Series B, AMBAC-Insured, SPA-Wachovia Bank,
		3.940%, 7/6/06 (a)	2,110,000
18,375,000	A-1+	RDA, Tax Allocation Revenue, Commercial Redevelopment Project
		Number 1, AMBAC-Insured, SPA-Landesbank Hessen-Thuringen,
		3.940%, 7/6/06 (a)	18,375,000
		Total Miscellaneous	149,395,000

See Notes to Schedule of Investments. 5

California Money Market Portfolio

Schedule of Investments (unaudited) (continued)		June 30, 2006

Face Amount	Rating‡	Security	Value
Pollution Control — 1.2%
		California PCFA:
$19,475,000	A-1+	Environmental Improvement Revenue, Atlantic Richfield Co., 4.020%,
		7/5/06 (a) (d)	$19,475,000
9,560,000	A-1+	PCR, Resource Recovery Revenue, Atlantic Richfield Co. Project, Series
		A, 4.000%, 7/3/06 (a)(d)	9,560,000
200,000	A-1+	Orange County, CA, Sanitation Districts COP, Series A, SPA-Dexia Credit
		Local, 3.920%, 7/3/06 (a)	200,000
		Total Pollution Control	29,235,000
Public Facilities — 4.3%
5,000,000	VMIG1(b)	California Infrastructure & Economic Development Bank Revenue,
		Contemporary Jewish Museum, LOC-Bank of America, 3.960%, 7/3/06 (a)	5,000,000
8,100,000	VMIG1(b)	Escondido, CA, Community Development Commission COP, LOC-Wells
		Fargo Bank, 4.000%, 7/6/06 (a)(d)	8,100,000
28,650,000	A-1+	Glendale, CA, COP, Police Building Project, SPA-Morgan Guaranty Trust,
		3.950%, 7/6/06 (a)	28,650,000
2,100,000	A-1	Redwood City, CA, Public Financing Authority COP, City Hall Project, LOC-
		KBC Bank, 3.940%, 7/6/06 (a)	2,100,000
22,800,000	A-1+	Riverside County, CA, COP, Riverside County Public Facility, Series A,
		LOC-State Street Bank & Trust Co., 3.900%, 7/4/06 (a)	22,800,000
16,940,000	A-1	Sacramento, CA, Lease Revenue MSTC, Series 2025, Class A, AMBAC-
		Insured, LIQ-Bear Stearns, 3.990%, 7/5/06 (a)(c)	16,940,000
13,400,000	F-1+(e)	Stanislaus County, CA, Capital Improvements Financing Authority, Central
		Valley Center for the Arts, LOC-Bank of America, 3.950%, 7/6/06 (a)	13,400,000
5,000,000	A-1+	Temecula, CA, Public Finance Authority, Harveston, Series A, LOC-Bank of
		America, 3.940%, 7/6/06 (a)	5,000,000
		Total Public Facilities	101,990,000
Solid Waste — 1.9%
		California PCFA:
3,060,000	F-1+(e)	Alameda County Industrial Project, Series A, LOC-Wells Fargo Bank,
		4.000%, 7/5/06 (a)(d)	3,060,000
3,505,000	F-1+(e)	Athens Disposal, Inc. Project, Series A, LOC-Wells Fargo Bank, 4.000%,
		7/5/06 (a) (d)	3,505,000
3,845,000	F-1+(e)	Athens Services Project, Series A, LOC-Wells Fargo Bank, 4.000%,
		7/5/06 (a) (d)	3,845,000
1,295,000	F-1+(e)	BLT Enterprises, Series A, LOC-Wells Fargo Bank, 4.000%, 7/5/06 (a)(d)	1,295,000
		Blue Line Transfer, Inc. Project:
4,140,000	F-1+(e)	LOC-Wells Fargo Bank, 4.000%, 7/5/06 (a)(d)	4,140,000
2,295,000	F-1+(e)	Series A, LOC-Wells Fargo Bank, 4.000%, 7/5/06 (a)(d)	2,295,000
11,020,000	F-1+(e)	Edco Disposal Corp. Project, LOC-Wells Fargo Bank, 4.000%, 7/5/06 (a)(d)	11,020,000
1,475,000	F-1+(e)	Garaventa Enterprises, Inc., LOC-Bank of America, 4.000%, 7/5/06 (a)(d)	1,475,000
11,735,000	A-1+	Norcal Waste Systems, Inc. Project, Series A, LOC-Bank of America,
		4.000%, 7/5/06 (a)(d)	11,735,000
2,880,000	F-1+(e)	Willits Project, Series A, LOC-Wells Fargo Bank, 4.000%, 7/5/06 (a)(d)	2,880,000
		Total Solid Waste	45,250,000
Tax Allocation — 5.1%
		California Statewide Community Development Authority Revenue:
33,500,000	SP-1+	Riverside County, Tax & Revenue Anticipation Bonds, Series A-4,
		4.500% due 6/29/07	33,799,155

See Notes to Schedule of Investments. 6

California Money Market Portfolio

Schedule of Investments (unaudited) (continued)			June 30, 2006

Face Amount	Rating‡	Security	Value
Tax Allocation — 5.1% (continued)
$12,000,000	SP-1+	San Bernardino County, Tax & Revenue Anticipation Bonds, Series A-5,
		SPA-Bank of America, Bayerische Landesbank, Dexia Credit Local,
		JPMorgan Chase, State Street Bank & Trust, Landesbank Baden-
		Wurttemberg, and Westdeutsche Landesbank, 4.500% due 6/29/07	$12,105,960
25,000,000	SP-1+	Kern County, California, TRAN, 4.500% due 6/29/07	25,234,000
50,000,000	SP-1+	Los Angeles County, CA, TRAN, Series A, 4.500% due 6/29/07	50,477,500
		Total Tax Allocation	121,616,615
Transportation — 7.2%
		Bay Area Toll Authority Bridge Revenue, San Francisco Bay Area:
5,370,000	A-1+	Series A, AMBAC-Insured, SPA-Bayerische Landesbank, Landesbank
		Hessen-Thuringen, 3.870%, 7/6/06 (a)	5,370,000
		Series C, AMBAC-Insured:
20,550,000	A-1+	SPA-Bayerische Landesbank, Landesbank Hessen-Thuringen,
		Landesbank Baden-Wurttemberg, 3.880%, 7/6/06 (a)	20,550,000
10,000,000	A-1+	SPA-JPMorgan Chase, Lloyds TSB Bank, Dexia Credit Local,
		3.880%, 7/6/06 (a)	10,000,000
900,000	A-1+	Bay Area Toll Authority, Toll Bridge Revenue, San Francisco Bay Area,
		Series A, SPA-Dexia Credit Local, AMBAC-Insured, 3.870%, 7/6/06 (a)	900,000
7,700,000	A-1	California Transit Finance Authority, FSA-Insured, SPA-Credit Suisse First
		Boston, 3.920%, 7/5/06 (a)	7,700,000
		Los Angeles County, CA, MTA, Sales Tax Revenue:
3,300,000	A-1+	Second Senior, Series A, MBIA-Insured, SPA-Credit Local De France,
		3.920%, 7/6/06 (a)	3,300,000
2,875,000	VMIG1(b)	Series 837, PART, AMBAC-Insured, LIQ-Morgan Stanley, 3.970%,
		7/6/06 (a)	2,875,000
18,800,000	A-1+	Los Angeles, CA, Regional Airports Improvement Corp. Lease Revenue,
		Sublease Los Angeles International Lax 2, LOC-Societe Generale,
		3.980%, 7/3/06 (a)	18,800,000
11,375,000	A-1+	Los Angeles, CA, TECP, Harbor Department, Series B, BPA-Bayerische
		Landesbank, Landesbank Baden-Wuerttemburg, Westdeutsche
		Landesbank, 3.680% due 8/7/06	11,375,000
19,675,000	VMIG1(b)	Port of Oakland, CA, Series 2005-5, PART, FGIC-Insured, SPA-ABN AMRO
		Bank, 4.030%, 7/6/06 (a)(c)(d)	19,675,000
		Puerto Rico Commonwealth Highway & Transportation Authority, Highway Revenue:
2,900,000	A-1	Floats PA 472, FSA-Insured, LIQ-Merrill Lynch, 3.960%, 7/6/06 (a)	2,900,000
3,550,000	A-1+	Series A, AMBAC-Insured, SPA-Bank of Nova Scotia, 3.940%, 7/5/06 (a)	3,550,000
		San Francisco, CA:
3,200,000	A-1	Airport, MSTC, Series 2001-136, Class A, PART, FGIC-Insured, LIQ-
		Bear Stearns, 3.980%, 7/3/06 (a)(c)(d)	3,200,000
41,340,000	VMIG1(b)	City & County Airport Commission, Series 2000-9, PART, FGIC-
		Insured, SPA-ABN AMRO Bank, 4.020%, 7/6/06 (a)(d)	41,340,000
19,525,000	A-1+	Santa Clara Valley Transportation Authority, Sales Tax Revenue, Refunding,
		Series A, AMBAC-Insured, SPA-Depfa Bank PLC, 3.900%, 7/6/06 (a)	19,525,000
		Total Transportation	171,060,000
Utilities — 18.3%
		California Infrastructure & Economic Development Bank Revenue, ISO:
28,000,000	A-1+	Series A, MBIA-Insured, 3.950%, 7/5/06 (a)	28,000,000
9,335,000	A-1+	Series C, MBIA-Insured, 3.920%, 7/5/06 (a)	9,335,000
		California PCFA, PCR, Pacific Gas & Electric:
8,600,000	A-1+	Series C, LOC-Bank One, 3.950%, 7/3/06 (a)	8,600,000
17,500,000	A-1+	Series E, LOC-JPMorgan Chase, 3.960%, 7/3/06 (a)	17,500,000
5,000,000	A-1+	California State Department of Water, Revenue, Series C-4, LOC-JPMorgan
		Chase, California State Teachers Retirement Fund, 3.920%, 7/6/06 (a)	5,000,000

See Notes to Schedule of Investments. 7

California Money Market Portfolio

Schedule of Investments (unaudited) (continued)		June 30, 2006

Face Amount	Rating‡	Security	Value
Utilities — 18.3% (continued)
		California State Department of Water Resources Power Supply Revenue:
$14,250,000	A-1	Refunding, Subordinated Series G-12, FGIC-Insured, SPA-Landesbank
		Baden-Wurttemberg, 3.930%, 7/6/06 (a)	$14,250,000
1,200,000	A-1+	Series B-4, LOC-Bayerische Landesbank, 3.880%, 7/3/06 (a)	1,200,000
5,000,000	A-1+	Series C-01, LOC-Dexia Credit Local, 3.930%, 7/6/06 (a)	5,000,000
29,125,000	A-1+	Series C-02, AMBAC-Insured, SPA-Westdeutsche Landesbank, 3.930%,
		7/6/06 (a)	29,125,000
4,800,000	A-1	Series C-11, LOCs-KBC Bank N.V. & Bank of Nova Scotia, 3.920%,
		7/6/06 (a)	4,800,000
7,150,000	A-1+	Series C-15, LOC-Bank of Nova Scotia, 3.950%, 7/6/06 (a)	7,150,000
5,925,000	A-1+	Series C-6, AMBAC-Insured, SPA-Landesbank Baden-Wuerttemberg,
		3.920%, 7/6/06 (a)	5,925,000
6,600,000	P-1(b)	East Bay, CA, MUD Water Systems Revenue, TECP, 3.540% due 8/1/06	6,600,000
		Los Angeles, CA, Department of Water & Power:
2,635,000	A-1+	Subordinated Series B-2, SPA-Bank of America, Bayerische Landesbank,
		Dexia Credit Local, JPMorgan Chase, Landesbank Baden-
		Wurttemberg, State Street Bank, Westdeutsche Landesbank, 3.900%,
		7/6/06 (a)	2,635,000
28,200,000	A-1+	Subordinated Series B-5, SPA-Bank of America, Bayerische Landesbank,
		Dexia Credit Local, JPMorgan Chase, Landesbank Baden-
		Wurttemberg, State Street Bank, Westdeutsche Landesbank, 3.950%,
		7/6/06 (a)	28,200,000
40,400,000	A-1+	Subordinated Series B-7, SPA-Bank of America, Bayerische Landesbank,
		Dexia Credit Local, JPMorgan Chase, Landesbank Baden-
		Wurttemberg, State Street Bank, Westdeutsche Landesbank, 3.950%,
		7/6/06 (a)	40,400,000
		TECP, LIN-Dexia Credit Local:
10,000,000	A-1+	3.570% due 8/2/06	10,000,000
7,000,000	A-1+	3.530% due 8/8/06	7,000,000
7,500,000	A-1+	3.370% due 9/5/06	7,500,000
91,000,000	A-1+	Los Angeles, CA, Waste Water Systems Revenue, Subordinated Series B,
		FGIC-Insured, SPA-FGIC-SPI, 3.880%, 7/6/06 (a)	91,000,000
7,650,000	A-1+	Los Angeles, CA, Water & Power Revenue, Subordinated Series B-8,
		3.950%, 7/6/06 (a)	7,650,000
27,550,000	A-1+	MSR Public Power Agency, San Juan Project, Series E, MBIA-Insured, SPA-
		JPMorgan Chase, 3.920%, 7/6/06 (a)	27,550,000
13,700,000	A-1+	Northern California Power Agency Revenue, Hydroelectric, Number 1, Series
		B, MBIA-Insured, SPA-Westdeutsche Landesbank, 3.940%, 7/5/06 (a)	13,700,000
		Puerto Rico, Electric Power Authority Revenue, PART, MSTC:
12,000,000	A-1+	SGA 43, MBIA-Insured, SPA-Societe Generale, 3.960%, 7/5/06 (a)	12,000,000
2,900,000	A-1+	SGA 44, MBIA-Insured, SPA-Societe Generale, 3.960%, 7/5/06 (a)	2,900,000
17,670,000	VMIG1(b)	Sacramento, CA, MUD, Series 2003-17, PART, SPA-ABN AMRO Bank,
		3.500%, 7/6/06 (a)	17,670,000
		San Francisco, CA, TECP:
7,000,000	A-1+	3.500% due 8/2/06	7,000,000
6,250,000	A-1+	3.540% due 8/4/06	6,250,000
7,750,000	A-1+	3.500% due 8/14/06	7,750,000
1,900,000	A-1+	Southern California Public Power Authority, Subordinated Southern
		Transmission, Series B, FSA-Insured, SPA-Dexia Credit Local, 3.920%,
		7/5/06 (a)	1,900,000
		Total Utilities	433,590,000
Water and Sewer — 10.7%
6,760,000	A-1+	California State Department of Water Resources, Series C-5, LOC-Dexia
		Credit Local, 3.920%, 7/6/06 (a)	6,760,000
8,550,000	A-1+	California State Department of Water Resources and Power Supply Revenue,
		Subordinated Series G-8, MBIA-Insured, SPA-JPMorgan Chase, 3.980%,
		7/6/06 (a)	8,550,000

See Notes to Schedule of Investments. 8

California Money Market Portfolio

Schedule of Investments (unaudited) (continued)			June 30, 2006

Face Amount	Rating‡	Security	Value
Water and Sewer — 10.7% (continued)
		California State Department of Water TECP, Series 1, LIQ-Landesbank
		Hessen-Thuringen:
$7,932,000	A-1+	3.450% due 7/11/06	$7,932,000
7,357,000	A-1+	3.620% due 7/31/06	7,357,000
7,667,000	A-1+	3.520% due 8/8/06	7,667,000
20,000,000	A-1+	3.480% due 8/21/06	20,000,000
4,800,000	A-1+	Eastern Municipal Water District, Water & Sewer Revenue COP, Refunding,
		Series B, MBIA-Insured, SPA-Lloyds TSB Bank PLC, 3.920%, 7/6/06 (a)	4,800,000
3,600,000	VMIG1(b)	Elsinore Valley, CA, Municipal Water District COP, Series A, FGIC-Insured,
		SPA-Dexia Credit Local, 3.940%, 7/5/06 (a)	3,600,000
15,945,000	VMIG1(b)	Los Angeles County, CA, Sanitation District Finance Authority, Series 826,
		PART, FSA-Insured, LIQ-Morgan Stanley, 3.970%, 7/6/06 (a)	15,945,000
		Los Angeles, CA, Waste Water Systems Revenue:
15,899,000	VMIG1(b)	Series 318, PART, FGIC-Insured, LIQ-Morgan Stanley, 3.970%, 7/6/06 (a)	15,899,000
3,300,000	A-1+	Subordinated Series A, SPA-FGIC-SPI, FGIC-Insured, 3.920%, 7/6/06 (a)	3,300,000
8,000,000	A-1+	Manteca, CA, Financing Authority Water Revenue, MSTC, SGA-147, PART,
		MBIA-Insured, LIQ-Societe Generale, 3.990%, 7/5/06 (a)	8,000,000
		Metropolitan Water District of Southern California:
6,900,000	A-1	MSTC, Series 2001-113, Class A, PART, LIQ-Bear Stearns, 3.990%,
		7/5/06 (a)(c)	6,900,000
		Refunding:
100,000	A-1+	Series B, SPA-Lloyds TSB Bank PLC, 3.880%, 7/6/06 (a)	100,000
18,350,000	A-1+	Series B2, SPA-Dexia Credit Local, 3.920%, 7/6/06 (a)	18,350,000
25,000	A-1+	Series A, SPA-Landesbank Baden-Wuerttemberg, 3.900%, 7/6/06 (a)	25,000
5,106,000	A-1+	Series A-2, SPA-JPMorgan Chase, 3.890%, 7/6/06 (a)	5,106,000
25,300,000	A-1+	Series B-1, SPA-Dexia Credit Local, 3.920%, 7/6/06 (a)	25,300,000
21,000,000	A-1+	Series B-2, SPA-Westdeutsche Landesbank, 3.910%, 7/5/06 (a)	21,000,000
30,840,000	A-1+	Series C-2, SPA-Dexia Credit Local, 3.920%, 7/6/06 (a)	30,840,000
26,050,000	A-1+	Orange County, CA, Sanitation District, COP, SPA-Depfa Bank PLC,
		3.910%, 7/3/06 (a)	26,050,000
9,950,000	VMIG1(b)	South Placer Wastewater Authority Revenue, Series B, FGIC-Insured,
		3.980%, 7/6/06 (a)	9,950,000
		Total Water and Sewer	253,431,000
		TOTAL INVESTMENTS — 110.2% (Cost — $2,608,394,912#)	2,608,394,912
		Liabilities in Excess of Other Assets — (10.2)%	(240,761,156)
		TOTAL NET ASSETS — 100.0%	$2,367,633,756

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise noted.
(a)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.
(b)	Rating by Moody's Investors Service.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.
(d)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax ("AMT").
(e)	Rating by Fitch Ratings Service.
#	Aggregate cost for federal income tax purposes is substantially the same. See page 11 for definitions of ratings.

Abbreviations used in this schedule:
ABAG - Association of Bay Area Governor
AMBAC - Ambac Assurance Corporation
BPA – Bond Purchase Agreement
CDA - Community Development Authority

See Notes to Schedule of Investments. 9

California Money Market Portfolio

Schedule of Investments (unaudited) (continued)	June 30, 2006

  COP - Certificate of Participation
  EFA - Educational Facilities Authority
  FGIC - Financial Guaranty Insurance Company
  FHLMC - Federal Home Loan Mortgage Corporation
  FNMA - Federal National Mortgage Association
  FSA - Financial Security Assurance
  GO - General Obligation
  GTD - Guaranteed
  HFA - Housing Finance Authority
  IDA - Industrial Development Authority
  ISO - Independent System Operator
  LIN - Line of Credit
  LIQ - Liquidity Facility
  LOC - Letter of Credit
  MBIA - Municipal Bond Investors Assurance Corporation
  MERLOT - Municipal Exempt Receipts Liquidity Optional Tender
  MFA - Municipal Finance Authority
  MFH - Multi-Family Housing
  MSTC - Municipal Securities Trust Certificates
  MTA - Metropolitan Transportation Authority
  MUD - Municipal Utilities District
  PART - Partnership Structure
  PCFA - Pollution Control Finance Authority
  PCR - Pollution Control Revenue
  RDA - Redevelopment Agency
  SPA - Standby Bond Purchase Agreement
  TECP - Tax Exempt Commercial Paper
  TRAN - Tax and Revenue Anticipation Notes
  USD - Unified School District

See Notes to Schedule of Investments.

10

Short-Term Security Ratings (unaudited)

The definitions of the applicable ratings symbols are set forth below:

SP-1	—	Standard & Poor’s Ratings Service (“Standard & Poor’s”) highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
A-1	—	Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
VMIG 1	—	Moody’s Investors Service (“Moody’s”) highest rating for issues having a demand feature— VRDO.
MIG1	—	Moody’s highest rating for short-term municipal obligations.
P-1	—	Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.
F-1	—	Fitch Rating Service (“Fitch”) highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
NR	—	Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

11

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

California Money Market Portfolio (the "Fund") is a separate non-diversified investment fund of Legg Mason Partners Municipal Funds (the “Trust”). The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. This method involves valuing portfolio securities at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Fund’s use of amortized cost is subject to its compliance with certain conditions as specified under Rule 2a-7 of the 1940 Act.

(b) Fund Concentration. Since the Fund invests primarily in obligations of issuers within California, it is subject to possible concentration risks associated with the economic, political, or legal developments or industrial or regional matters specifically affecting California.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

12

ITEM 2.	CONTROLS AND PROCEDURES.
(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.
ITEM 3.	EXHIBITS.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Municipal Funds
By /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer Date: August 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: August 29, 2006

By /s/ Robert J. Brault
Robert J. Brault
Chief Financial Officer

Date: August 29, 2006